Schedule of Earnings Per Share, Basic and Diluted (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 1		81,286
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 2		108,573
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 3		102,354
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 4	16,428
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 5		151,241,036
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 6		153,310,128
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 7		154,726,537
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 8	154,726,537
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 9		1,183,002
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 10		1,487,696
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 11		1,018,648
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 12	1,018,648
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 13		543,719
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 14		1,448,590
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 15		2,669,445
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 16	2,669,445
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 17		1,164,011
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 18		902,271
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 19		557,052
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 20	557,052
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 21		2,890,732
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 22		3,838,557
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 23		4,245,145
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 24	4,245,145
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 25		154,131,768
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 26		157,148,685
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 27		158,971,682
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 28	$ 158,971,682
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 29		0.54
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 30		0.71
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 31		0.66
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 32	0.11	0.11
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 33		0.53
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 34		0.69
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 35		0.64
Summary Of Significant Accounting Policies And Practices Schedule Of Earnings Per Share, Basic And Diluted 36	0.10	0.10